Accrued Liabilities	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Accrued Liabilities
Accrued Liabilities	Note 9. Accrued Liabilities
	March 31, 2025	June 30, 2024
Accrued professional fees	189,957	312,500
Accrued sales tax	36,445	28,539
Other accrued liabilities	(2,867)	395,368
	$223,535	$736,407

Note 9. Accrued Liabilities and Acquisition Payable

Accrued liabilities consist of the following:

	June 30, 2024	June 30, 2023
Accrued professional fees	312,500	666,495
Accrued sales tax	28,539	37,429
Accrued expenses from sale of manufacturing operations	-	1,360,000
Other accrued liabilities	395,368	375,870
	$736,407	$2,439,794

Acquisition Payable consists of the following:

	June 30, 2024	June 30, 2023
Payments related to the acquisition of Cygnet	$413,152	$152,500
	$413,152	$152,500

These payables are amounts estimated by management that are due to the sellers of the acquisition and include the original purchase price installment payments not represented with a debt, equity, or other instrument, estimates of excess or deficiencies in working capital and estimates of future earnout payments.